RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 28. RELATED PARTY TRANSACTIONS

IAS 24 Related Party Disclosures requires that an entity discloses:

(a)	Transactions with its related parties; and
(b)	Relationships between a parent and its subsidiaries irrespective of whether there have been transactions between them.

Under IAS 24, an entity must disclose transactions with its related parties, outstanding balances, including commitments, recognized in the consolidated and separate financial statements of a parent or investors with joint control or significant influence over, an investee presented in accordance with IFRS 10 Consolidated Financial Statements.

Under this standard parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or one other party controls both. This definition applies to the Bank in the cases below:

●	Stockholders with ownership interest equal or higher than 20% of the Bank’s capital:
-	Grupo de Inversiones Suramericana S.A.
-	Fondo Bancolombia ADR Program.
●	Members of Board of Directors and Senior Management, understood as the president and corporate Vice-presidents, as well as their close relatives (spouse and children) and the companies in which they have a participation of 10% or more of the Bank's capital.
●	Associates and joint ventures for which the Bank provides commercial banking services and deposits. For these purposes all companies in which the Bank has joint control or significant influence have been included. For more information see note 8. Investments in associates and joint control.

The Parent Company provides banking and financial services to its related parties in order to satisfy their liquidity needs, and except for the intercompany merger agreement described below, these transactions are conducted on similar terms to third-party transactions and are not individually material. In the case of treasury operations, Bancolombia operates between its own position and its related parties through transactional channels or systems established for this purpose and under the conditions established by current regulations

Between the Parent Company and its related parties, during the periods ending at December 31, 2021, 2020 and 2019, there were no:

-	Loans that for its contractual terms do not represent a lending transaction.
-	Loans with interest rates different to those that are ordinarily paid or charged to third parties in similar conditions of term, risk, etc.
-	No guarantees, pledges or commitments have been given or received in respect of the aforementioned transactions.

As of December 31, 2021

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank's capital(1)	management
In millions of COP
Assets
Financial assets investments	2,755	-	9,635
Derivative financial instruments	-	25	-
Loans and advances to customers	937,190	17,821	234,956
Allowance for loans, advances and lease losses	(3,028)	(84)	(5,360)
Investment in associates and joint ventures	-	-	2,720,559
Other assets	7,644	913	172,636
Total assets	944,561	18,675	3,132,426

Liabilities
Deposits by customers	2,101,846	8,162	195,647
Derivative financial instruments	-	-	7,782
Other liabilities	1,120	387	36,596
Total liabilities	2,102,966	8,549	240,025

Income
Interest and other operating income	766,772	857	27,440
Valuation on financial instruments	(1,840)	1,112	(8,405)
Dividends and net income on equity investments	58	-	289,423
Other income	-	-	52,582
Net income	764,990	1,969	361,040

Expenses
Interests and other operating expenses	20,315	224	137,786
Fees	1,243	1,700	977
Other expenses	72,435	4	30,784
Total expenses	93,993	1,928	169,547
(1)	Includes Grupo Sura conglomerate.

As of December 31, 2020

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank’s capital(1)	management
In millions of COP
Assets
Financial assets investments	742	-	9,786
Derivative financial instruments	-	108	2,327
Loans and advances to customers	1,080,819	17,270	231,371
Allowance for loans, advances and lease losses	(3,035)	(71)	(153)
Investment in associates and joint ventures	-	-	2,506,315
Other assets	11,549	2,122	59,158
Total assets	1,090,075	19,429	2,808,804

Liabilities
Deposits by customers	2,136,549	8,092	178,382
Derivative financial instruments	513	-	-
Other liabilities	6,859	-	26,779
Total liabilities	2,143,921	8,092	205,161

Income
Interest and other operating income	816,502	975	25,589
Valuation on financial instruments	2,383	160	7,557
Dividends and net income on equity investments	78	-	136,596
Other income	-	-	47,916
Net income	818,963	1,135	217,658

Expenses
Interests and other operating expenses	62,134	243	82,500
Fees	2,601	1,675	703
Other expenses	148,850	55	22,830
Total expenses	213,585	1,973	106,033
(1)	Includes Grupo Sura conglomerate.

As of December 31, 2019

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank’s capital(1)	management
In millions of COP
Assets
Financial assets investments	14,369	-	34,378
Derivative financial instruments	-	235	6,581
Loans and advances to customers	1,115,151	20,910	130,170
Allowance for loans, advances and lease losses	(2,007)	(75)	(160)
Investment in associates and joint ventures	-	-	2,367,757
Other assets	54,563	773	53,830
Total assets	1,182,076	21,843	2,592,556

Liabilities
Deposits by customers	1,761,362	4,345	156,516
Other liabilities	1,379	-	33,705
Total liabilities	1,762,741	4,345	190,221

Income
Interest and other operating income	738,594	231	10,830
Valuation on financial instruments		(63)	1,349
Dividends and net income on equity investments	33	-	316,270
Other income	-	-	99,424
Net income	738,627	168	427,873

Expenses
Interests and other operating expenses	66,286	160	47,840
Fees	540	1,236	1,197
Other expenses	131,938	52	24,359
Total expenses	198,764	1,448	73,396
(1)	Includes Grupo Sura conglomerate.

During the years ending December 31, 2021, 2020 and 2019, the Bank paid fees to the directors of COP 1,655, COP 1,675 and COP 1,236, respectively, as compensation for attending meetings of Board and Support Committees (Audit Committee, etc.).

The payments to senior management in the same periods were COP 10,487, COP 14,786, and COP 16,488 for short-term benefits, COP 604, COP 50 and COP 439 for long-term benefits, and COP 3,207, COP 9,592 and COP 2,112 for other payments for post – employement benefits, respectively.

The Parent company, which is also the ultimate parent company, is Bancolombia S.A. Transactions between companies included in consolidation, described in the significant accounting policies, see Note 2.C.1 Subsidiaries, meet the definition of related party transactions and were eliminated from the consolidated financial statements.